Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment
5.	Premises and Equipment

Premises and equipment at December 31, are summarized by major classification as follows:

(Dollar amounts in thousands)	2013	2012
Land	$3,377	$3,444
Buildings and improvements	19,839	19,889
Leasehold improvements	805	795
Furniture, fixtures and equipment	8,697	8,723

	32,718	32,851
Less accumulated depreciation and amortization	19,410	18,565

	$13,308	$14,286

Depreciation expense for the years December 31, 2013, 2012 and 2011 was $962,000, $1.0 million, and $962,000, respectively.

The Company is obligated under non-cancelable long term operating lease agreements for certain branch offices. These lease agreements, each having renewal options and none expiring later than 2019, have approximate aggregate rentals of $77,000, $75,000, $50,000, $50,000, $50,000 and $29,000 for the years ended December 31, 2014, 2015, 2016, 2017, 2018 and thereafter, respectively. Rent expense for the years ended December 31, 2013, 2012 and 2011 was $82,000, $83,000 and $85,000, respectively.